Morgan, Lewis & Bockius LLP                                      MORGAN LEWIS
1111 Pennsylvania Avenue, NW                                  COUNSELORS AT LAW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



March 1, 2010




VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund II: Post-Effective Amendment No. 91
    (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the under Investment Company Act of 1940, as amended, Post-Effective Amendment No. 91 ("PEA No. 91") to the Trust's Registration Statement on Form N-1A. The purpose of PEA No. 91 is to respond to the SEC Staff's comments on Post-Effective Amendment No. 90 and to make other non-material changes to the Prospectus and Statement of Additional Information for the Trust's NorthPointe Micro Cap Equity Fund, Northpointe Small Cap Growth Fund, NorthPointe Small Cap Value Fund, and NorthPointe Value Opportunities Fund.

Please contact me at 215.963.5037 with your questions or comments.

Sincerely,

/s/ Timothy W. Levin
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Timothy W. Levin